Supplemental Balance Sheet Data - Net Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Land [Member]	Dec. 31, 2011 Successor [Member] Buildings [Member]	Dec. 31, 2011 Successor [Member] Equipment for Short-Term Rental [Member]	Dec. 31, 2011 Successor [Member] Machinery, Equipment and Furniture [Member]	Dec. 31, 2011 Successor [Member] Leasehold Improvements [Member]	Dec. 31, 2011 Successor [Member] Inventory To Be Converted To Equipment [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Land [Member]	Dec. 31, 2010 Predecessor [Member] Buildings [Member]	Dec. 31, 2010 Predecessor [Member] Equipment for Short-Term Rental [Member]	Dec. 31, 2010 Predecessor [Member] Machinery, Equipment and Furniture [Member]	Dec. 31, 2010 Predecessor [Member] Leasehold Improvements [Member]	Dec. 31, 2010 Predecessor [Member] Inventory To Be Converted To Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 583,284	$ 7,336	$ 28,971	$ 262,641	$ 206,573	$ 67,256	$ 10,507	$ 824,591	$ 741	$ 17,810	$ 342,428	$ 371,736	$ 81,868	$ 10,008
Less accumulated depreciation		(37,937)							(553,528)
Net property, plant and equipment	$ 413,311	$ 545,347							$ 271,063